Incentive Compensation Plans - Schedule of Replacement Exit Vesting Restricted Stock Activity (Detail) - Replacement Exit-Vesting Restricted Stock [Member]	12 Months Ended
Mar. 31, 2019 shares
Replacement Exit Vesting Restricted Stock
Unvested at April 1, 2018	1,352,859
Granted	0
Canceled	(91,260)
Vested	0
Unvested at March 31, 2019	1,261,599